Keystone Private Income Fund

Schedule of Investments

June 30, 2024 (Unaudited)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 104.4%
	Corporate Finance - 15.4%
89,346,666	FilmRise Acquisitions, LLC[1,2]	15.00%	9/17/2025	7/1/2020	89,346,666	89,468,248
13,804,509	FVP Funding I, LLC[1,2,4]	10.00 + 2.00% PIK	2/6/2027	2/7/2022	13,804,509	12,955,035
24,655,210	FVP Funding II, LLC[1,2,4]	10.00 + 2.00% PIK	10/12/2027	10/12/2022	24,655,210	26,421,182
13,800,000	Hall Labs, LLC[1,2]	14.50%	6/30/2024	8/11/2021	13,800,000	13,800,000
8,593,933	iApartments, Inc.[1,2,4]	10.75 + 6.00% PIK	5/18/2030	5/18/2023	8,593,933	8,561,384
14,034,985	Loop Inc.[1,2,9]	8.00%	6/14/2025	5/17/2022	14,034,985	9,552,447
12,629,174	LRC Westbridge II Investco, LLC[1,2,3]	12.00%	11/23/2024	8/23/2023	12,629,174	12,372,533
5,143,172	Metropolitan Partners Fund VII, LP1,2,3,4	13.00% PIK	10/1/2024	3/3/2023	5,143,172	4,940,335
11,897,920	Onward Partners, LLC[1,2]	15.00%	6/17/2026	6/18/2021	11,897,920	11,683,550
10,000,000	Vantage Borrower SPV, LLC[1,2,8]	11.00%	5/31/2024	3/7/2022	10,000,000	10,000,000
4,400,000	Way.com, Inc.[1,2]	12.00%	3/1/2025	3/1/2023	4,400,000	4,377,292
					208,305,569	204,132,006

	Equipment Leasing - 19.8%
251,679	274 Construction Group, Inc.[1,2]	12.50%	10/1/2025	9/26/2023	251,679	251,679
889,036	Agility Auto Parts Inc.[1,2]	12.50%	7/1/2026	6/12/2024	889,036	889,036
134,935	American Freight Express, Inc.[1,2]	12.50%	7/1/2025	3/10/2023	134,935	134,935
349,080	Applied Machinery Rentals, LLC[1,2]	12.50%	4/1/2025	1/12/2023	349,080	349,080
511,671	Arcade Silverado JV LLC[1,2]	12.50%	12/1/2025	5/9/2023	511,671	511,671
532,356	Arcade Silverado JV LLC[1,2]	12.50%	12/1/2026	4/25/2024	532,356	532,356
23,898	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	1/1/2025	6/3/2022	23,898	23,898
491,213	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	7/1/2025	12/9/2022	491,213	491,213
165,878	Avensis Energy Services, LLC[1,2]	12.50%	3/31/2025	9/13/2022	165,878	165,878
629,936	Avensis Energy Services, LLC[1,2]	12.50%	9/1/2026	12/4/2023	629,936	629,936
742,395	Blew Bayou Services LLC[1,2]	14.50%	5/1/2025	10/28/2022	742,395	742,395
1,243,746	Bohme, LLC[1,2]	14.50%	9/30/2024	9/28/2022	1,243,746	1,243,746
1,253,027	Bohme, LLC[1,2]	14.50%	3/1/2025	2/17/2023	1,253,027	1,253,027
2,086,564	Broadband Infrastructure, Inc.[1,2]	14.50%	10/1/2025	3/30/2023	2,086,564	2,086,564
8,604,461	Carnaby FA, LLC[1,2]	42.50%[9]	11/1/2024	11/6/2023	8,604,461	8,604,461
25,000,000	Carnaby FA, LLC[1,2]	21.94%[9]	6/1/2027	4/26/2024	25,000,000	25,000,000
87,003	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	87,003	87,003
87,003	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	87,003	87,003
6,154,836	Carnaby Inventory IV, LLC[1,2]	12.00%	12/31/2024	6/30/2022	6,154,836	6,154,836
2,852,195	Carnaby Inventory IV, LLC[1,2]	68.48%[9]	9/1/2024	2/15/2024	2,852,195	2,852,195
14,260,974	Carnaby Inventory IV, LLC[1,2]	68.48%[9]	9/1/2024	2/15/2024	14,260,974	14,260,974
87,498	Cashman Photo Enterprises of Nevada, Inc.[1,2]	12.50%	4/1/2026	9/5/2023	87,498	87,498
49,639	Creating Technology Solutions[1,2]	12.50%	7/1/2025	5/26/2023	49,639	49,639
342,014	Diesel Displays & Interiors, LLCs[1,2]	12.50%	1/1/2026	11/30/2023	342,014	342,014
4,209,790	Eagle Highwall Mining Systems, LLC[1,2]	12.50%	4/1/2027	9/29/2023	4,209,790	4,299,788
149,916	Falls Stamping & Welding Company[1,2]	14.00%	1/1/2026	2/5/2024	149,916	149,916
9,082,940	Fisher & Company, Inc.[1,2]	14.50%	1/1/2027	4/9/2024	9,082,940	9,082,940
863,914	FPL Food LLC[1,2]	12.50%	4/1/2026	2/28/2024	863,914	863,914
3,706,025	Future Legends, LLC[1,2]	14.50%	9/1/2025	2/27/2023	3,706,025	3,706,025
2,841,601	Gregory Pharmaceutical Holdings, Inc.[1,2]	12.50%	2/1/2026	7/14/2023	2,841,601	2,841,601

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
4,095,406	Information Technology Partners, Inc.[1,2]	14.50%	1/1/2026	12/15/2023	4,095,406	4,095,406
482,130	Innotec, Corp.[1,2]	12.50%	7/1/2025	12/30/2022	482,130	482,130
161,960	J Jets, Inc.[1,2]	12.50%	4/30/2025	4/8/2022	161,960	161,960
17,984,090	JRL Energy, Inc.[1,2]	14.50%	4/1/2027	4/19/2024	17,984,090	17,984,090
4,600,090	Kent Distributors, Inc.[1,2]	14.50%	7/1/2027	3/14/2024	4,600,090	4,600,090
251,631	Kinikini, LLC[1,2]	12.50%	4/1/2026	2/27/2024	251,631	251,631
1,971,676	KVJ Properties, Inc.[1,2]	12.50%	8/31/2025	2/25/2022	1,971,676	1,971,676
501,521	Lawson Construction Company[1,2]	12.50%	1/1/2026	11/2/2023	501,521	501,521
577,602	LBF Enterprises dba Powermatic Associates, Inc.[1,2]	12.50%	7/1/2026	12/4/2023	577,602	577,602
7,429,677	MC Test Service, Inc.[1,2]	12.00%	2/1/2025	1/25/2022	7,429,677	7,429,677
1,316,942	MC Test Service, Inc.[1,2]	12.50%	10/1/2026	12/8/2023	1,316,942	1,316,942
7,997,531	Medshift, LLC[1,2]	14.50%	7/1/2028	4/4/2024	7,997,531	7,997,531
7,012,388	Medshift, LLC[1,2]	14.50%	12/1/2027	5/3/2024	7,012,388	7,012,388
206,870	Motus Excavation, LLC[1,2]	12.50%	4/1/2026	9/28/2023	206,870	206,870
2,293,776	Navajo Transitional Energy Company, LLC[1,2]	9.50%	1/1/2026	12/9/2022	2,293,776	2,293,776
1,106,369	Next Century Rebar LLC and Century Steel Fabricators, LLC[1,2]	12.50%	2/1/2027	6/7/2024	1,106,369	1,106,369
114,562	Nodal Power, Inc.[1,2]	12.50%	7/1/2025	6/23/2023	114,562	114,562
136,418	Nutritional Resources, Inc.[1,2]	12.50%	1/1/2027	3/1/2024	136,418	136,418
582,055	NWC Services LLC	14.50%	11/1/2025	10/20/2022	582,055	582,055
1,630,824	Onset Financial, Inc.[1,2]	14.50%	5/31/2026	12/11/2020	1,630,824	1,630,824
10,000,000	Onset Financial, Inc.[1,2,7]	12.49% (SOFR + 7.75%)	3/31/2029	9/26/2022	10,000,000	9,924,685
60,039	Optisys, Inc.[1,2]	12.50%	10/1/2025	9/14/2023	60,039	60,039
144,213	Petroleum Distribution Transportation, LLC[1,2]	12.50%	7/1/2025	9/27/2022	144,213	144,213
38,948	Pierce Powerline Co., LLC[1,2]	12.50%	3/31/2025	9/16/2022	38,948	38,948
1,466,006	Pierce Powerline Co., LLC[1,2]	12.50%	1/1/2026	8/3/2023	1,466,006	1,466,006
22,544	RK Pharma Inc.[1,2]	14.50%	6/30/2024	2/2/2022	22,544	22,544
717,662	RK Pharma Inc.[1,2]	14.50%	10/1/2025	3/9/2022	717,662	717,662
285,652	RK Pharma Inc.[1,2]	14.50%	9/30/2024	9/1/2022	285,652	285,652
62,012	Saint Jean Industries, Inc.[1,2]	14.50%	6/30/2024	12/30/2021	62,012	62,012
100,508	Sajawi Corporation[1,2]	12.50%	10/1/2025	8/30/2023	100,508	100,508
1,496,464	SandP Solutions, LLC DBA Bitcoin of America[1,2]	12.50%	7/31/2025	7/28/2022	1,496,464	1,496,464
1,072,695	Savant Consultants, LLC[1,2]	12.50%	5/1/2026	10/23/2023	1,072,695	1,072,695
826,104	Southern Fabrication Works, LLC[1,2]	12.50%	3/1/2026	8/16/2023	826,104	826,104
1,840,180	Steelman Aviation, Inc.[1,2]	12.00%	11/1/2024	10/13/2022	1,840,180	1,840,180
6,946,265	Sustainable Green Team[1,2]	14.50%	2/28/2025	8/19/2022	6,946,265	6,946,265
939,445	Transcontinental Energy Services LLC[1,2]	12.50%	1/1/2026	11/27/2023	939,445	939,445
1,531,378	TrialAssure Inc.[1,2]	12.00%	9/30/2024	3/22/2022	1,531,378	1,531,378
23,764,569	Trico Products Corporation[1,2]	12.50%	12/31/2025	6/30/2022	23,764,569	23,764,569
3,753,683	Trico Products Corporation[1,2]	14.50%	12/1/2025	5/5/2023	3,753,683	3,753,683
447,537	Trico Products Corporation[1,2]	12.50%	4/1/2026	6/27/2023	447,537	447,537
2,293,283	Trico Products Corporation[1,2]	12.50%	10/1/2025	7/3/2023	2,293,283	2,293,283
5,815,772	Trico Products Corporation[1,2]	14.50%	9/1/2026	2/29/2024	5,815,772	5,815,772
334,508	Trucka Leasing, LLC[1,2]	12.50%	10/1/2025	3/6/2023	334,508	334,508
10,666,795	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	7/1/2026	6/30/2022	10,666,795	10,666,795
7,655,265	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	4/1/2027	6/30/2022	7,655,265	7,655,265
930,139	Vensure Employer Services, Inc.[1,2]	14.50%	7/31/2024	1/14/2022	930,139	930,139
1,470,360	Vensure Employer Services, Inc.[1,2]	14.50%	11/13/2024	5/13/2022	1,470,360	1,470,360
6,343,464	Vensure Employer Services, Inc.[1,2]	14.50%	12/31/2024	6/1/2022	6,343,464	6,343,464
2,557,568	Vensure Employer Services, Inc.[1,2]	14.50%	5/1/2025	8/2/2022	2,557,568	2,557,568
3,044,170	Vensure Employer Services, Inc.[1,2]	14.50%	8/1/2025	11/3/2022	3,044,170	3,044,170

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
244,024	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	12/22/2022	244,024	244,024
3,341,478	Vensure Employer Services, Inc.[1,2]	14.50%	9/1/2025	1/24/2023	3,341,478	3,341,478
3,829,242	Vensure Employer Services, Inc.[1,2]	14.50%	2/1/2026	5/5/2023	3,829,242	3,829,242
4,442,071	Vensure Employer Services, Inc.[1,2]	14.50%	4/1/2026	9/19/2023	4,442,071	4,442,071
2,463,270	Vensure Employer Services, Inc.[1,2]	14.50%	2/1/2026	1/18/2024	2,463,270	2,463,270
2,348,471	Vensure Employer Services, Inc.[1,2]	12.50%	12/1/2027	5/8/2024	2,348,471	2,348,471
					261,434,525	261,449,208

	Financial Assets - 22.8%
37,470,000	Bondit LLC[1,2]	13.00%	5/31/2026	6/3/2024	37,470,000	37,470,000
9,311,890	CapitalPlus Construction Services, LLC[1,2,8]	12.00%	10/1/2023	9/2/2020	9,311,890	1,576,127
2,469,892	CapitalPlus Supply Chain Partners, LLC[1,2,8]	12.00%	7/31/2024	8/31/2021	2,469,892	2,064,548
45,481,578	Cocolalla, LLC[1,2,4]	14.00% PIK	3/27/2026	3/16/2023	45,481,578	44,947,419
12,223,571	Delos Investment Fund II, LP1,2	5.35% + 11.00% PIK	11/20/2026	11/22/2023	12,223,571	12,229,585
10,696,320	ERC Advance Funding, LLC[1,2,7,8]	15.30% (SOFR + 10.00%)	4/15/2026	6/21/2023	10,696,320	10,195,226
41,596,386	Healthcare Funding Partners, LLC[1,2]	16.25%	12/31/2026	4/12/2024	41,596,386	41,596,386
14,000,000	Kensington Private Equity Fund[1,2,3,7]	12.22% (SOFR + 7.00%)	3/28/2026	3/28/2023	14,000,000	14,121,645
15,000,000	Leyline Renewable Capital, LLC	14.00%	11/26/2024	5/26/2023	15,000,000	14,952,095
39,755,019	Lienstar LLC[1,2,4,7]	11.40% + 3.00% PIK (Prime + 6.00%)	3/13/2025	3/13/2023	39,755,019	39,755,019
26,311,629	Metropolitan Partners Fund VII, LP - Oliphant[1,2,3]	12.50%	10/13/2024	7/6/2023	26,311,629	26,157,312
500,000	Multiply 1, LLC[1,2]	12.00%	1/10/2027	1/16/2024	500,000	500,000
3,848,952	Propel Holdings, Inc.[1,2]	13.60%	6/8/2026	6/8/2023	3,848,952	3,848,952
11,748,811	Simply Funding SPV, LLC[1,2]	13.00%	12/31/2024	6/23/2021	11,748,811	11,690,510
324,456	Sprout Funding SPV II, LLC[1,2,8]	13.00%	2/23/2024	2/24/2021	324,456	324,456
41,367,733	Viva Funding SPV, LLC[1,2]	13.00%	3/31/2026	12/23/2020	41,367,733	40,625,210
					312,106,237	302,054,490

	Specialty Real Estate Finance - 46.4%
9,101,812	517 Grand Canyon, LLC[1,2,4]	10.50% PIK	10/17/2024	4/17/2023	9,101,812	9,153,410
5,826,273	750 Main Street LP1,2,4	9.69% PIK	8/6/2024	5/9/2022	5,826,273	5,826,273
449,218	8th Avenue Property Owners, LLC[1,2,4]	12.00% PIK	11/14/2025	8/14/2023	449,218	449,218
12,631,772	AE Green Mountain, LLC[1,2,4]	10.45% PIK	8/30/2025	8/30/2023	12,631,772	12,872,053
2,625,077	Ashton Oak Homes (Black Locust), LLC[1,2,4,7]	11.35% PIK (Prime + 3.00%)	3/23/2025	3/23/2023	2,625,077	2,625,077
6,914,172	Atomic Orchard Experiment, LLC[1,2,4]	9.75% PIK	10/10/2024	11/10/2022	6,914,172	6,888,776
4,489,154	BD RC Defuniak Springs, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	4,489,154	4,468,762
2,786,349	BD RC Greenwood, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	2,786,349	2,786,349
4,679,574	BD RC Jacksonville AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	4,679,574	4,614,797
90,453	BD RC Jacksonville Normandy, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	90,453	90,453
4,921,985	BD RC Meridianville AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	4,921,985	4,852,690
5,195,657	BD RC Montgomery AL, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	5,195,657	5,108,830
99,234	BD RC North Myrtle Beach, LP1,2,4	11.50% PIK	3/18/2025	9/28/2023	99,234	99,234
3,691,228	BD RC Spartanburg, LP1,2	11.50% PIK	3/18/2025	10/24/2023	3,691,228	3,691,227
2,414,849	BEP CO Springs Hospitality LLC[1,2,4]	11.95% PIK	11/24/2025	8/24/2023	2,414,849	2,414,849
4,692,048	Bonneyview Redding, LLC[1,2,4]	8.00% PIK	7/28/2024	7/28/2023	4,692,048	4,692,048
12,811,503	Capital Miller Pref NewCo, LLC,[1,2,4]	14.00% PIK	12/5/2027	12/5/2022	12,811,503	12,283,227
9,724,225	Cartier Industrial Center LLC[1,2,4]	9.50% PIK	10/24/2024	5/25/2022	9,724,225	9,744,808
11,123,853	CC Development LP Series I, LLC[1,2,4]	9.95% PIK	11/18/2024	11/18/2021	11,123,853	10,833,400
6,204,232	CC Development LP Series III, LLC[1,2,4]	10.45% PIK	2/3/2025	2/2/2023	6,204,232	6,175,349
199,918	CCWO8, LLC[1,2,4]	10.99% PIK	4/30/2025	8/23/2411	199,918	199,918
7,448,058	Cedar Falls Partners, LLC[1,2,4,10]	11.00% PIK	3/21/2025	12/21/2023	7,448,058	7,366,322
5,404,366	Chesapeake Pines VA, LLC[1,2,4]	12.50% PIK	1/19/2025	1/19/2022	5,404,366	5,338,853
8,202,068	Cheyenne Industrial Partners, LLC,[1,2,4]	9.00% PIK	7/15/2024	12/19/2022	8,202,068	8,202,068
2,943,902	Circolo Villas, LLC[1,2]	13.00%	6/30/2024	10/13/2021	2,943,902	2,943,902
4,234,002	Condev Storage Minneola, LLC[1,2,4]	10.50% PIK	5/2/2025	5/2/2024	4,234,002	4,234,002
10,840,484	Corta Stevens Point, LLC[1,2,4]	9.00% PIK	10/12/2024	4/13/2023	10,840,484	10,708,267
6,441,539	Dabney Road Industrial LLC[1,2,4]	10.50% PIK	3/20/2025	12/20/2023	6,441,539	6,324,925
2,279,516	DZ Tech Community LLC[1,2,4]	10.50% PIK	10/25/2025	8/31/2023	2,279,516	2,279,516

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
5,944,496	Endeavor Investments IX, LLC[1,2,4]	10.50% PIK	11/12/2025	9/15/2022	5,944,496	5,848,459
4,197,472	Endeavor Investments VIII, LLC[1,2,4]	10.50% PIK	8/4/2025	2/4/2022	4,197,472	4,197,472
5,525,000	Endeavor Investments X, LLC[1,2,4]	10.50% PIK	1/1/2027	12/15/2021	5,525,000	5,293,460
2,235,258	Frito Lay - Pomfret[1,2,4]	9.50% PIK	1/30/2025	11/1/2023	2,235,258	2,235,258
20,360,071	Frito Lay - Portfolio[1,2,4]	9.50% PIK	10/3/2025	10/4/2023	20,360,071	20,688,506
5,847,982	Frontera West-Sonoma Dev, LLC[1,2,4]	11.29% PIK	4/19/2026	10/19/2023	5,847,982	5,836,926
1,763,529	Galaxy Management Company, LLC[1,2,3,8]	14.00%	11/10/2023	11/18/2020	1,763,529	1,763,529
218,169	Gilroy Partners, LLC[1,2,4]	9.00% PIK	9/15/2024	12/15/2022	218,169	218,169
2,271,037	HD Post Buffalo, LLC[1,2,4]	9.95% PIK	12/6/2024	12/7/2022	2,271,037	2,271,037
13,544,004	Holmes Lane Development, LLC[1,2,4]	10.75% PIK	5/4/2025	8/4/2023	13,544,004	13,213,421
104,241	HSM Hawley, LLC[1,2,4]	10.50% PIK	4/5/2026	1/10/2024	104,241	104,241
10,511	JF Wonderblock Phase 2, LLC[1,2,4,10]	10.99% PIK	2/20/2028	12/20/2023	10,511	10,511
19,024,305	Justus at Promenade Senior, LLC[1,2]	10.30% PIK	6/16/2025	3/15/2023	19,024,305	18,716,394
7,276,459	Lex Apartments 102B, LLC[1,2,4]	9.95% PIK	9/9/2024	9/9/2022	7,276,459	7,256,874
26,807,851	Lex Apartments, LLC[1,2,4]	10.50% PIK	9/30/2024	8/31/2022	26,807,851	27,390,644
5,140,952	MAP Logistics Center Lot 33, LLC[1,2]	10.95%	6/17/2025	6/13/2022	5,140,952	5,169,931
18,600,523	MC Oslo Aurora, LLC[1,2,4]	13.25% PIK	7/11/2025	7/11/2022	18,600,523	18,435,697
13,879,602	MC Oslo Hermitage, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	13,879,602	13,846,014
12,711,110	MC Oslo SFM Two, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	12,711,110	12,676,000
8,641,712	MC Oslo SFQ, LLC[1,2,4]	13.25% PIK	7/11/2025	7/11/2022	8,641,712	8,557,914
12,792,238	MC Rye Katy, LLC[1,2,4]	13.25% PIK	8/9/2025	8/10/2022	12,792,238	12,910,312
10,641,255	MC Rye Northwest, LLC[1,2,4]	13.25% PIK	8/9/2025	8/9/2022	10,641,255	10,684,723
12,817,461	MC Rye Westchase, LLC[1,2,4]	13.25% PIK	8/9/2025	8/9/2022	12,817,461	12,911,385
10,076	Merced Security Storage, LLC[1,2,4]	10.50% PIK	5/6/2026	5/6/2024	10,076	10,076
4,037,487	Missoula Hotel Holdings, LLC[1,2,4]	12.00% PIK	8/31/2025	8/24/2023	4,037,487	4,037,797
14,670,696	MLab International, LLC[1,2,4]	9.25% PIK	7/30/2024	7/22/2022	14,670,696	14,670,696
4,224,654	MSP Retail II, LLC[1,2]	10.50%	8/1/2025	2/1/2024	4,224,654	4,140,960
17,940,114	Nancy Jay Industrial Center, LLC[1,2,4]	12.95% PIK	5/31/2027	6/3/2022	17,940,114	18,195,564
9,986,444	Odyssey Vortex LLC[1,2,4]	10.50% PIK	11/22/2024	8/22/2023	9,986,444	9,978,620
6,600,000	Olympus Bluffs 4, LLC[1,2,4]	11.95% PIK	9/9/2025	9/9/2022	6,600,000	6,644,028
6,015,981	Olympus Oaks 1, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	6,015,981	5,881,106
5,756,787	Olympus Oaks 2, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	5,756,787	5,596,620
6,247,656	Olympus Oaks 4, LLC[1,2,4]	12.50% PIK	7/13/2026	7/13/2023	6,247,656	6,126,780
5,712,603	Olympus Oaks 5, LLC[1,2,4]	12.50% PIK	7/14/2026	7/13/2023	5,712,603	5,509,241
2,561,775	Olympus Oaks 6, LLC[1,2,4]	12.50% PIK	2/16/2027	2/16/2024	2,561,775	2,561,775
789,021	Olympus Oaks 7, LLC[1,2,4]	12.50% PIK	2/16/2027	2/16/2024	789,021	789,021
1,130,266	Olympus Oaks 8, LLC[1,2,4]	12.50% PIK	2/16/2027	2/16/2024	1,130,266	1,130,266
122,277	Olympus Oaks 9, LLC[1,2,4]	12.50% PIK	2/16/2027	2/16/2024	122,277	122,277
5,232,162	Olympus Palms 1, LLC[1,2,4]	12.50% PIK	6/30/2025	7/1/2022	5,232,162	5,252,749
3,274,433	Olympus Palms 3, LLC[1,2,4]	11.95% PIK	8/3/2025	8/3/2022	3,274,433	3,274,433
7,916,886	Olympus Palms 4, LLC[1,2]	12.50%	10/4/2024	10/4/2022	7,916,886	7,905,431
6,964,130	Olympus Palms 5, LLC[1,2]	12.50%	10/4/2024	10/4/2022	6,964,130	6,978,569
6,672,381	Olympus Palms 6, LLC[1,2]	12.50%	10/4/2024	10/4/2022	6,672,381	6,650,438
5,818,470	Olympus Pines FF Wash, LLC[1,2,4]	6.25% + 6.25% PIK	7/15/2024	7/15/2021	5,818,470	5,818,470
4,156,213	Pierce Street Holdings LLC[1,2,4]	9.75% PIK	11/1/2024	3/15/2022	4,156,213	4,116,972
10,027	Renton Hotel Holdings, LLC[1,2,4]	12.00% PIK	8/31/2026	5/24/2024	10,027	10,027
2,618,468	Richland LA Hotel Holdings, LLC[1,2,4]	12.00% PIK	8/31/2025	8/31/2023	2,618,468	2,618,730
90,949	Romeria Pointe, LLC[1,2,4]	11.09% PIK	3/4/2026	3/4/2024	90,949	90,949
3,665,939	Salinas Rossi Partners, LLC[1,2]	9.00% PIK	9/15/2024	12/15/2022	3,665,939	3,665,939
7,212,817	San Antonio Partners, LLC[1,2,4]	9.00% PIK	9/15/2024	12/15/2022	7,212,817	7,212,817
10,000	Scarborough Hotel Holdings, LLC[1,2,4]	12.00% PIK	9/30/2026	6/24/2024	10,000	10,000
4,841,604	Smyrna Hotel Holdings, LLC[1,2,4]	12.00% PIK	7/20/2025	7/21/2023	4,841,604	4,709,134
104,060	Syracuse Hotel Holdings, LLC[1,2]	12.00%	5/31/2026	2/2/2024	104,060	104,060
4,408,620	VG Huntsville Storage, LLC[1,2]	11.50% PIK	11/7/2024	8/7/2023	4,408,620	4,408,620
588,326	VG Pines Residential, LLC[1,2,4]	11.15% PIK	9/1/2026	3/1/2024	588,326	588,326
17,218,424	Vivo Living Durham LLC[1,2,4]	9.50% PIK	10/14/2024	10/14/2022	17,218,424	17,382,414
15,036,310	Vivo Living Raleigh 1 LLC[1,2,4]	9.50% PIK	11/18/2024	11/18/2022	15,036,310	15,317,158
37,192,140	Vivo Portfolio[1,2]	11.49%	12/15/2025	12/15/2023	37,192,140	36,262,647
6,427,569	West Jordan Hotel Holdings, LLC[1,2,4]	12.00% PIK	6/20/2025	6/20/2023	6,427,569	6,342,739

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
23,082,182	Zoe Lakeview, LLC[1,2]	10.45% PIK	11/21/2024	11/22/2022	23,082,182	23,269,971
					617,169,706	614,890,900
	Total Private Credit				1,399,016,037	1,382,526,604

	Private Investment Funds - 0.9%
N/A	Structural Keystone VL LLC - Series KS Manscaped[1,2,5]		12/24/2024	12/17/2021	11,377,749	11,377,749
	Total Private Investment Funds				11,377,749	11,377,749

Shares
	Warrants - 0.0%
73,274	Sovrn Holdings, Inc[1,2,5]				-	-

	Total Investments - 105.3%⁶				$1,410,393,786	$1,393,904,353
	Liabilities in excess of other assets - (5.3%)					(70,166,062)
	Net Assets - 100%					$1,323,738,291

[1]	Restricted security. The total value of these securities is $1,393,904,353, which represents 105.3% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,393,904,353, which represents 105.3% of total net assets of the Fund.
[3]	This investment was made through a participation.
[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[5]	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
[6]	Entire portfolio is pledged as collateral for line of credit.
[7]	Variable rate.
[8]	In default.
[9]	Rate shown is determined by internal rate of return calculation, and is not a true interest rate.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,382,526,604	$1,382,526,604
Private Investment Funds	—	—	11,377,749	11,377,749
Warrants	—	—	—	—
Total Investments, at fair value	$-	$—	$1,393,904,353	$1,393,904,353